SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	100,000	746,431	5,402,961
Options granted, exercise price	$ 16.92	$ 5.81	$ 4.54
Options outstanding	5,878,270	7,537,219	8,066,749	4,351,487
Options outstanding, exercise price	$ 6.84	$ 6.37	$ 6.31	$ 15.21
Shares exercised	1,620,056	762,607	23,932
Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted	783,700
Awards outstanding	773,200
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Exercisable period	7 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Exercisable period	10 years
Old Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	310,000	390,000
2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Exercisable period	7 years
Options outstanding	1,270,000	1,330,000
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Exercisable period	7 years
Options outstanding	4,200,000	5,700,000
2013 Plan [Member] | Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Awards granted	800,000
Awards outstanding	800,000
Independent Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized, per participant	10,000
Vesting period	3 years
Options outstanding	60,000	110,000
Independent Directors Plan [Member] | Third Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Exercisable period	10 years
Options granted	10,000
Israeli Banks, Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares exercised	700,000
Israeli Banks, Warrants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, exercise price	$ 10.50
Israeli Banks, Warrants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, exercise price	$ 92.55